Annual Total Returns [BarChart] - ClearBridge Appreciation Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	2.14%
Annual Return 2012	15.48%
Annual Return 2013	29.28%
Annual Return 2014	10.73%
Annual Return 2015	1.43%
Annual Return 2016	9.07%
Annual Return 2017	19.51%
Annual Return 2018	(2.18%)
Annual Return 2019	29.82%
Annual Return 2020	14.50%